Financial risks (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Schedule of Maximum Exposure to Credit Risk
The following table contains an analysis of Aegon’s maximum credit risk exposure from financial assets.
Please see note
39 Commitments and contingencies
and
40 Transfers of financial assets
for further information on capital commitments and contingencies and on collateral given, which may expose the Group to credit risk.

2024	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guaran- tees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or over- collaterali- zation)	Net exposure

Debt securities	60,890	-	-	61	-	-	-	61	-	60,829

Money market and other short-term investments	6,071	-	324	-	-	-	-	324	20	5,767

Loans	10,798	51	-	20	23,694	-	-	23,766	12,982	14

Unconsolidated investment funds	192,775	-	-	-	-	-	-	-	-	192,775

Deposits with financial institutes	2,063	-	-	-	-	-	-	-	-	2,063

Other investments	5,207	-	-	-	-	-	-	-	-	5,207

Derivative assets	771	220	713	-	-	171	-	1,104	461	128

Reinsurance assets	16,021	-	14,141	732	-	-	-	14,872	-	1,149

On December 31	294,597	271	15,177	813	23,694	171	-	40,127	13,462	267,932

2023	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guaran- tees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or over- collaterali- zation)	Net exposure

Debt securities	55,811	-	-	93	-	-	-	93	-	55,718

Money market and other short-term investments	8,695	-	442	-	-	-	-	442	24	8,277

Loans	10,183	31	-	20	23,711	-	-	23,762	13,579	-

Unconsolidated investment funds	167,411	-	-	-	-	-	-	-	-	167,411

Deposits with financial institutes	2,289	-	-	-	-	-	-	-	-	2,289

Other investments	5,040	-	-	-	-	-	-	-	-	5,040

Derivative assets	1,429	832	669	-	-	373	-	1,875	550	104

Reinsurance assets	16,608	-	13,416	82	-	-	-	13,498	-	3,110

On December 31	267,465	864	14,528	194	23,711	373	-	39,669	14,153	241,949

Summary of Changes in Fair Value have been Recognized for these Investments	The following changes in fair value have been recognized for these investments:

	2024

Financial assets designated at FVPL	Loans	Debt securities	Total

Change in fair value attributable to changes in credit risk during the year	3	16	19

Cumulative change in fair value attributable to changes in credit risk held on December 31	-	59	59

	2023

Financial assets designated at FVPL	Debt securities	Money market and other short-term investments	Total

Change in fair value attributable to changes in credit risk during the year	46	(1)	45

Cumulative change in fair value attributable to changes in credit risk held on December 31	20	-	20

Summary of Group Limits Per Credit Rating	Group limits per credit rating

Amounts in EUR million	2024	2023

AAA	900	900

AA	900	900

A	675	675

BBB	450	450

BB	250	250

B	125	125

CCC or lower	50	50

Schedule of Ratings Distribution of General Account Portfolios

	Americas		United Kingdom		International		Asset Management		Total 2024 1

Financial assets	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	1,013	5,265	-	25	-	37	-	73	1,013	5,400	6,412

AA	4,421	9,114	-	525	-	167	-	-	4,421	9,805	14,226

A	4,546	19,771	-	220	1	684	24	-	4,571	20,674	25,245

BBB	654	20,895	-	59	-	451	3	-	668	21,405	22,073

BB	4	1,162	-	1	-	42	1	-	4	1,205	1,209

B	78	487	-	-	-	5	-	-	78	492	570

CCC or lower	-	720	-	-	-	6	8	-	8	726	733

Assets not rated	-	4,844	-	740	-	4	-	54	-	5,668	5,668

Total	10,715	62,258	-	1,569	1	1,395	36	126	10,763	65,375	76,138

ECL on financial assets	(118)	(327)	-	-	-	(14)	-	-	(118)	(341)	(459)

On December 31, 2024	10,597	62,258	-	1,569	1	1,395	36	126	10,645	65,375	76,020

1	Includes investments of Holding and other activities.

	Americas		United Kingdom		International		Asset Management		Total 2023 1

Financial assets	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	947	6,836	-	38	-	35	52	123	998	7,033	8,031

AA	3,930	9,191	-	514	-	161	-	-	3,930	9,866	13,796

A	4,485	19,474	-	220	1	791	-	-	4,486	20,486	24,972

BBB	785	17,679	-	124	-	466	-	-	803	18,269	19,072

BB	33	1,084	-	1	-	41	-	-	33	1,126	1,160

B	2	570	-	-	-	9	-	-	2	579	581

CCC or lower	-	986	-	-	-	6	-	-	-	992	992

Assets not rated	-	4,444	-	797	-	4	-	1	-	5,286	5,286

Total	10,182	60,264	-	1,695	1	1,514	52	124	10,253	63,638	73,891

ECL on financial assets	(26)	(228)	-	-	-	(10)	-	-	(26)	(238)	(263)

On December 31, 2023	10,156	60,264	-	1,695	1	1,514	52	124	10,227	63,638	73,865

1	Includes investments of Holding and other activities.

Summary of Credit Quality of Gross Positions of Reinsurance Assets
The following table shows the credit quality of the reinsurance contracts included in the statement of financial position:

Carrying value	2024	2023

AAA	-	-

AA	1,087	1,245

A	14,041	14,089

Below A	3	4

Not rated	587	662

On December 31	15,719	16,000

Schedule of Credit Risk Concentration
4.2.4 Credit risk concentration
The tables that follow present specific credit risk concentration information for general account financial assets.

Credit risk concentrations – debt securities and money market investments	Americas	United Kingdom	International	Asset Management	Total 2024 1	Of which past due and / or impaired assets

Residential mortgage-backed securities (RMBSs)	684	-	-	-	684	(19)

Commercial mortgage-backed securities (CMBSs)	2,469	65	47	-	2,582	(22)

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	582	-	3	-	585	-

ABSs – Other	4,761	54	49	88	4,952	(16)

Financial - Banking	3,751	172	178	-	4,101	(19)

Financial - Other	10,464	24	224	46	10,758	(57)

Capital goods and other industry	3,639	24	79	-	3,742	(31)

Communications & Technology	4,642	4	112	-	4,758	(58)

Consumer cyclical	3,641	25	91	-	3,757	(39)

Consumer non-cyclical	5,987	49	116	-	6,151	(31)

Energy	2,766	27	51	-	2,844	(13)

Transportation	1,786	-	29	-	1,816	(6)

Utility	4,763	16	54	-	4,833	(12)

Government bonds	6,926	370	286	18	7,601	(18)

On December 31, 2024	56,861	830	1,320	152	59,162	(341)

1	Includes investments of Holding and other activities.

Credit risk concentrations – debt securities and money market investments	Americas	United Kingdom	International	Asset Management	Total 2023 1	Of which past due and / or impaired assets

Residential mortgage-backed securities (RMBSs)	933	-	-	-	933	(13)

Commercial mortgage-backed securities (CMBSs)	2,216	73	34	-	2,323	(17)

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	557	-	3	-	560	-

ABSs – Other	2,905	53	28	52	3,037	(9)

Financial - Banking	3,412	173	201	-	3,786	(14)

Financial - Other	11,909	38	289	97	12,332	(33)

Capital goods and other industry	3,443	24	143	-	3,609	(23)

Communications & Technology	4,242	2	140	-	4,384	(30)

Consumer cyclical	3,197	29	85	-	3,311	(20)

Consumer non-cyclical	5,661	74	111	-	5,846	(24)

Energy	2,821	20	55	-	2,896	(19)

Transportation	1,633	-	30	-	1,663	(6)

Utility	4,190	73	75	-	4,338	(10)

Government bonds	7,349	338	265	17	7,969	(20)

On December 31, 2023	54,467	898	1,458	166	56,988	(237)

1	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk	Americas	United Kingdom	International	Asset Management	Total 2024

United States	6,095	-	69	-	6,164

Netherlands	-	-	2	-	2

United Kingdom	-	316	-	18	334

Austria	-	-	10	-	10

Belgium	-	-	4	-	4

France	-	28	8	-	36

Hungary	21	-	4	-	25

Indonesia	69	-	-	-	69

Luxembourg	-	5	1	-	7

Spain	-	-	161	-	161

Rest of Europe	82	-	12	-	93

Rest of world	660	20	16	-	695

On December 31, 2024	6,926	370	286	18	7,601

Credit risk concentrations – Government bonds per country of risk	Americas	United Kingdom	International	Asset Management	Total 2023 1

United States	6,632	-	62	-	6,694

Netherlands	-	-	2	-	2

United Kingdom	-	289	-	17	307

Austria	-	-	10	-	10

Belgium	-	-	4	-	4

France	-	28	8	-	36

Hungary	20	-	4	-	24

Indonesia	71	-	-	-	71

Luxembourg	-	-	1	-	1

Spain	-	-	153	-	153

Rest of Europe	46	-	13	-	58

Rest of world	581	21	8	-	610

On December 31, 2023	7,349	338	265	17	7,969

1	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating	Government Bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2024

AAA	169	434	2,888	1,892	5,383

AA	5,857	2,686	1,202	-	9,745

A	823	16,127	3,169	-	20,119

BBB	417	20,099	847	-	21,363

BB	265	834	99	-	1,198

B	53	398	94	-	545

CCC or lower	18	205	503	-	726

Assets not rated	-	-	-	83	83

On December 31, 2024 1	7,601	40,783	8,802	1,976	59,162

1	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – Credit rating	Government Bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2023 1

AAA	166	503	2,462	3,915	7,046

AA	6,444	2,262	1,160	-	9,866

A	723	16,352	2,101	-	19,176

BBB	354	17,408	404	-	18,165

BB	205	838	78	-	1,121

B	69	496	30	-	596

CCC or lower	9	245	618	-	872

Assets not rated	-	2	-	144	147

On December 31, 2023 2	7,969	38,106	6,853	4,059	56,988

1	Includes investments of Holding and other activities.
2	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – mortgage loans	Americas	United Kingdom	International	Asset Management	Total 2024	Of which past due and / or impaired assets

Agricultural	47	-	-	-	47	-

Apartment	5,618	-	-	-	5,618	(8)

Industrial	474	-	-	-	474	-

Office	1,270	-	-	-	1,270	(109)

Retail	1,384	-	-	-	1,384	(1)

Other commercial	1,885	-	1	-	1,886	-

On December 31, 2024	10,679	-	1	-	10,680	(118)

Credit risk concentrations – mortgage loans	Americas	United Kingdom	International	Asset Management	Total 2023	Of which past due and / or impaired assets

Agricultural	46	-	-	-	46	-

Apartment	5,365	-	-	-	5,365	(10)

Industrial	410	-	-	-	410	-

Office	1,300	-	-	-	1,300	(14)

Retail	1,372	-	-	-	1,372	(1)

Other commercial	1,663	-	1	-	1,664	-

On December 31, 2023	10,156	-	1	-	10,156	(26)

Summary of Income Received From Investments in RMBSs, SMBSs and ABSs

	Total income for the year ended December 31, 2024			December 31, 2024

	Interest income	Total gains and losses on sale of assets	Total	Investments

Residential mortgage-backed securities	58	(13)	45	684

Commercial mortgage-backed securities	97	98	194	2,582

Asset-backed securities	38	12	50	585

ABSs - Other	206	58	264	4,952

Total	399	155	554	8,802

	Total income for the year ended December 31, 2023			December 31, 2023

	Interest income	Total gains and losses on sale of assets	Total	Investments

Residential mortgage-backed securities	67	(15)	52	933

Commercial mortgage-backed securities	92	12	105	2,323

Asset-backed securities	40	14	54	560

ABSs - Other	134	57	191	3,037

Total	334	68	402	6,853

Summary of Economic Variable Assumptions
Economic variable assumptions
The most significant
period-end
assumptions used for the ECL estimate are set out below. The scenarios “base”, “upside”, and “downside” were used for all portfolios.

Economic variable assumptions, December 31, 2024		2025	2026	2027	2028	Units

Interest rates	Base	4.33	4.26	4.24	4.18	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Upside	4.43	4.35	4.24	4.18	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Downside	3.17	3.74	3.94	4.04	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Unemployment rate	Base	4.08	4.09	4.05	4.01	(%, SA)

Unemployment rate	Upside	3.13	3.44	3.42	3.42	(%, SA)

Unemployment rate	Downside	8.23	7.46	6.18	5.00	(%, SA)

House Price Index	Base	419.04	424.10	434.08	448.91	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Upside	439.72	456.26	471.39	489.21	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Downside	354.16	369.92	385.26	401.39	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	23,973.45	24,343.12	24,819.66	25,356.09	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Upside	24,319.86	24,807.47	25,341.29	25,943.15	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Downside	22,959.57	23,369.09	24,147.35	24,980.66	Bil. Ch. 2012 USD, SAAR 2

Equity	Base	5,912.89	5,814.62	6,098.72	6,483.85	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Upside	6,264.59	6,132.21	6,356.19	6,630.75	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Downside	3,867.82	4,095.95	4,899.05	5,712.91	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

1	NSA: National Security Agency.
2	SAAR: Seasonally adjusted annual rate.

Economic variable assumptions, December 31, 2023		2024	2025	2026	2027	Units

Interest rates	Base	4.11	4.04	4.02	4.03	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA1)

Interest rates	Upside	4.21	4.13	4.02	4.03	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA1)

Interest rates	Downside	2.31	3.24	3.71	3.89	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA1)

Unemployment rate	Base	4.03	4.06	3.97	3.94	(%, SA)

Unemployment rate	Upside	3.08	3.41	3.34	3.35	(%, SA)

Unemployment rate	Downside	7.56	6.90	5.70	4.88	(%, SA)

House Price Index	Base	400.12	393.70	394.21	403.50	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Upside	419.87	423.62	428.16	439.72	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Downside	339.91	347.29	352.66	363.59	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	22,900.95	23,303.78	23,825.37	24,397.71	Bil. Ch. 2012 USD, SAAR2

Domestic GDP	Upside	23,354.42	23,883.09	24,451.63	25,020.82	Bil. Ch. 2012 USD, SAAR2

Domestic GDP	Downside	22,039.64	22,368.94	23,099.22	23,768.80	Bil. Ch. 2012 USD, SAAR2

Equity	Base	4,672.66	4,796.24	5,043.19	5,368.63	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Upside	4,950.59	5,058.20	5,256.09	5,490.26	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Downside	2,904.90	3,226.25	3,942.26	4,603.90	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

1	NSA: National Security Agency.
2	SAAR: Seasonally adjusted annual rate.

Summary of Weighted Assigned to Each Economic Scenario	The weightings assigned to each economic scenario were as follows:

Weightings	Base	Upside	Downside

On December 31, 2024	40	30	30

On December 31, 2023	40	30	30

Summary of Reconciliation of the Loss Allowance Movements with an Impact on the Income Statement with the Net Impairment Charge	Based on the tables above, the following is a reconciliation of the loss allowance movements with an impact on the income statement with the net impairment charge presented in the income statement. Other represents impairment charges on asset types which are not individually material.

	2024	2023

Loans measured at amortized cost	(88)	(15)

Debt securities measured at FVOCI	(140)	(44)

Other	(9)	(60)

Net impairment charge in P&L	(237)	(119)

Summary of Equity Real Estate and Other Non-fixed-income Portfolio
The equity, real estate and other
non-fixed-income
portfolio of Aegon is as follows:

Equity, real estate and non-fixed income exposure	Americas	United Kingdom	International	Asset Management	Total 2024

Equity funds	145	-	-	9	154

Common shares	95	14	5	-	114

Preferred shares	16	-	-	-	16

Investments in real estate	40	-	17	-	57

Hedge funds	7	-	-	-	7

Other alternative investments	2,682	-	-	-	2,682

Other financial assets 1	1,800	716	33	2	2,551

On December 31	4,785	730	56	10	5,582

1	Majority of Other financial assets contains Real estate Limited Partnership for Aegon US and Aegon enhanced fund for Aegon UK.

Equity, real estate and non-fixed income exposure	Americas	United Kingdom	International	Asset Management	Total 2023

Equity funds	133	-	-	9	141

Common shares	106	14	5	-	126

Preferred shares	29	-	-	-	29

Investments in real estate	38	-	17	-	55

Hedge funds	6	-	-	-	6

Other alternative investments	2,404	-	-	-	2,404

Other financial assets 1	1,856	772	4	1	2,633

On December 31	4,573	786	27	10	5,395

1	Majority of Other financial assets contains Real estate Limited Partnership for Aegon US and Aegon enhanced fund for Aegon UK.

Summary of Market Risk Concentrations in Shares

Market risk concentrations – shares	Americas	United Kingdom	International	Asset Management	Total 2024

Communication	2	-	-	-	2

Consumer	2	-	-	-	2

Financials	23	-	5	-	28

Funds	140	14	-	-	154

Industries	6	-	-	-	6

Other	83	-	33	9	125

On December 31	256	14	39	9	317

Market risk concentrations – shares	Americas	United Kingdom	International	Asset Management	Total 2023

Communication	2	-	-	-	2

Consumer	4	-	-	-	4

Financials	136	-	5	-	142

Funds	30	14	-	-	45

Industries	11	-	-	-	11

Other	84	-	4	9	97

On December 31	267	14	10	9	300

Summary of Closing Levels of Certain Major Indices
The table that follows sets forth the closing levels of certain major indices at the end of the last five years.

	2024	2023	2022	2021	2020

S&P 500	5,882	4,770	3,840	4,766	3,756

Nasdaq	21,012	15,011	10,466	15,645	12,888

FTSE 100	8,173	7,733	7,452	7,385	6,461

AEX	879	787	689	798	625

Summary of Sensitivity Analysis of Contractual Service Margin, Net Income and Shareholders' Equity to Equity Markets
An analysis of Aegon’s sensitivity to a 10% and 25% increase or decrease in equity prices at the reporting date, assuming that all other variables remain constant, is presented below.
Sensitivity analysis of CSM, net result and
shareholders’ equity to equity markets

	2024			2023

Estimated approximate effects on:	CSM	Net result	Shareholders’ equity	CSM	Net result	Shareholders’ equity

Equity 10% increase

Financial instruments		(8)	(6)		(5)	(13)

Insurance and reinsurance assets	-	(28)	(30)	-	(271)	(265)

Insurance and reinsurance liabilities	363	154	160	310	422	397

Equity 10% decrease

Financial instruments		8	1		4	11

Insurance and reinsurance assets	-	7	7	-	229	225

Insurance and reinsurance liabilities	(331)	(169)	(178)	(316)	(465)	(431)

Equity 25% increase

Financial instruments		(24)	(15)		(31)	(50)

Insurance and reinsurance assets	-	(95)	(99)	-	(737)	(721)

Insurance and reinsurance liabilities	916	398	413	775	1,035	989

Equity 25% decrease

Financial instruments		24	9		35	53

Insurance and reinsurance assets	-	326	340	-	965	945

Insurance and reinsurance liabilities	(847)	(770)	(807)	(804)	(1,499)	(1,434)

Schedule of Interest Rate
The following table shows interest rates at the end of each of the past five years.

	2024	2023	2022	2021	2020

3 month Term SOFR	4.31%	5.33%	4.59%	0.91%	0.07%

3-month EURIBOR	2.71%	3.91%	2.13%	-0.57%	-0.55%

10-year US Treasury	4.57%	3.86%	3.83%	1.78%	0.91%

10-year Dutch government	2.59%	2.32%	2.91%	-0.03%	-0.48%

Schedule of Parallel Movement of Yield Curve
An analysis of Aegon’s sensitivity to a 100 basis points parallel increase or decrease in market interest rates at the reporting date, assuming that all other variables remain constant, is presented below:

	2024			2023

Estimated approximate effects on:	CSM	Net result	Shareholders’ equity	CSM	Net result	Shareholders’ equity

100 bps increase - Yield curve

Financial instruments		(12)	(729)		(114)	(652)

Insurance and reinsurance assets	-	(717)	(3,596)	(4)	(1,029)	(3,876)

Insurance and reinsurance liabilities	49	742	4,009	126	1,008	4,158

100 bps decrease - Yield curve

Financial instruments		15	859		35	655

Insurance and reinsurance assets	-	957	4,255	6	1,258	4,625

Insurance and reinsurance liabilities	(50)	(989)	(5,113)	(133)	(1,306)	(5,303)

Summary of Information on Historical Net Result and Shareholders' Equity
Information on Aegon’s historical net result and shareholders’ equity in functional currency are shown in the table below:

Amounts in EUR million	2024	2023	2022

Net result

Americas (in USD)	198	(266)	562

United Kingdom (in GBP)	56	26	57

Equity in functional currency

Americas (in USD)	3,838	3,690	3,456

United Kingdom (in GBP)	1,198	1,256	1,373

Summary of Quantitative Information about Financial Exposure to Currency Risk
The summary quantitative information about Aegon’s exposure to currency risk arising from insurance and reinsurance contracts and financial instruments was as follows:

	2024					2023

Amounts in EUR million	EUR	GBP	USD	Other	Total	EUR	GBP	USD	Other	Total

Financial instruments - assets	729	1,588	72,942	819	76,078	722	1,713	70,557	928	73,921

Financial instruments - liabilities	2,823	51,034	44,925	-	98,783	2,823	40,242	38,387	-	81,452

Insurance and reinsurance contract - assets	7	3	16,090	46	16,147	7	2	16,744	39	16,793

Insurance and reinsurance contract - liabilities	720	66,675	137,867	5,730	210,993	715	61,922	130,886	6,124	199,648

Summary of Exchange Rates of US Dollar and UK Pound per Euro
The exchange rates for the US dollar and the UK pound per euro for each of the last five year ends are presented in the table below:

Closing rates	2024	2023	2022	2021	2020

USD	1.04	1.10	1.07	1.14	1.22

GBP	0.83	0.87	0.89	0.84	0.90

Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity
Sensitivity analysis of net result and shareholders’ equity to translation risk
The sensitivity analysis in the following table shows an estimate of the translation effect of movements in the exchange rates of functional currencies of foreign subsidiaries against the euro presentation currency of the Group’s financial statements, on net income and shareholders’ equity.

Movement of markets 1	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity

2024

Increase by 15% of USD currencies relative to the euro	43	734

Increase by 15% of GBP currencies relative to the euro	8	264

Increase by 15% of non-euro currencies relative to the euro	72	1,126

Decrease by 15% of USD currencies relative to the euro	(31)	(543)

Decrease by 15% of GBP currencies relative to the euro	(6)	(195)

Decrease by 15% of non-euro currencies relative to the euro	(53)	(832)

2023

Increase by 15% of USD currencies relative to the euro	(27)	769

Increase by 15% of GBP currencies relative to the euro	(2)	264

Increase by 15% of non-euro currencies relative to the euro	(49)	1,145

Decrease by 15% of USD currencies relative to the euro	20	(569)

Decrease by 15% of GBP currencies relative to the euro	2	(195)

Decrease by 15% of non-euro currencies relative to the euro	36	(847)

1	The effect of currency exchange movements is reflected as a one-time shift up or down in the value of the non-euro currencies relative to the euro on December 31.

Summary of Maturity Analysis - Insurance and Reinsurance Contracts
Maturity analysis - insurance and reinsurance contracts
The following tables provides a maturity analysis of Aegon’s insurance and reinsurance contracts, which reflects the dates on which the cash flows are expected to occur. The cash flows presented below represent the undiscounted best estimate liability for the relevant periods.

Undiscounted best estimate liability (i.e. Remaining contractual undiscounted net cash flows)	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yrs amount	Total amount

2024

Insurance contracts:

- Direct participating contracts	10,086	9,874	9,554	8,886	8,689	156,595	203,683

- Without direct participation contracts	10,827	10,448	9,924	9,223	8,836	136,030	185,290

Investment contracts with DPF:

- Direct participating contracts	1,880	1,964	1,911	1,688	1,681	23,816	32,940

Reinsurance contracts held, in a liability position	20	21	20	20	20	827	928

Total	22,814	22,307	21,408	19,818	19,226	317,268	422,841

2023

Insurance contracts:

- Direct participating contracts	8,737	8,287	8,186	7,823	7,187	127,351	167,571

- Without direct participation contracts	9,105	8,651	8,041	7,541	6,960	103,939	144,237

Investment contracts with DPF:

- Direct participating contracts	1,717	1,637	1,788	1,732	1,511	21,407	29,793

Reinsurance contracts held, in a liability position	46	43	41	39	39	1,370	1,578

Total	19,605	18,618	18,056	17,136	15,698	254,067	343,179

Summary of Maturity Analysis - Insurance and Reinsurance Contracts - Expected Release of Risk Adjustment

Expected release of risk adjustment	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yrs amount	Total amount

2024

Insurance contracts:

- Direct participating contracts	31	30	27	27	26	395	535

- Without direct participation contracts	53	48	45	44	45	2,525	2,760

Investment contracts with DPF:

- Direct participating contracts	10	9	7	8	8	71	112

- Without direct participation contracts	-	-	-	-	-	-	-

Reinsurance contracts held, in a liability position	(15)	(13)	(12)	(11)	(11)	(299)	(361)

Total	79	74	67	68	68	2,691	3,047

2023

Insurance contracts:

- Direct participating contracts	30	35	32	29	29	413	568

- Without direct participation contracts	72	63	60	57	58	2,373	2,683

Investment contracts with DPF:

- Direct participating contracts	9	12	10	8	9	81	128

- Without direct participation contracts	-	-	-	-	-	-	-

Reinsurance contracts held, in a liability position	(12)	(11)	(11)	(10)	(10)	(278)	(332)

Total	98	99	92	85	85	2,589	3,047

Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows	Maturity analysis – financial instruments

Maturity analysis – gross undiscounted contractual cash flows (for non-derivatives)	On demand	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yrs amount	Total amount

2024

Trust pass-through securities	-	10	94	3	3	3	72	187

Subordinated loans	-	88	88	88	67	46	2,577	2,954

Borrowings	-	1,155	588	805	51	51	1,112	3,762

Investment contracts	39,959	50,922	9	118	24	4	60	91,095

Lease liabilities	-	37	30	27	25	21	123	261

Other financial liabilities	3,419	856	27	-	4	-	-	4,307

2023

Trust pass-through securities	-	9	9	88	3	3	71	184

Subordinated loans	-	111	83	83	83	63	3,158	3,579

Borrowings	-	123	1,057	726	48	48	1,140	3,143

Investment contracts	34,464	40,059	11	8	110	23	74	74,749

Lease liabilities	-	34	29	24	21	18	114	240

Other financial liabilities	4,582	930	52	7	-	4	-	5,575

Summary of information about probability default rate explanatory	As Aegon US represents the Group the best, PD amounts of Americas is presented below.

PD range 2024	Minimum	Maximum

AAA	0.0001	0.0021

AA	0.0002	0.0034

A	0.0006	0.0052

BBB	0.0017	0.0079

BB	0.0048	0.0131

B	0.0120	0.0307

CCC or lower	0.0196	1.0000

PD range 2023	Minimum	Maximum

AAA	0.0002	0.0024

AA	0.0003	0.0037

A	0.0007	0.0057

BBB	0.0020	0.0085

BB	0.0055	0.0085

B	0.0138	0.0308

CCC or lower	0.0205	1.0000

Derivatives [member]
Statement [LineItems]
Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows

								2024

Maturity analysis relating to derivatives 1 (Undiscounted contractual cash flows)	On demand	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yrs amount	Total amount

Gross settled

Cash inflows	-	1,301	182	218	153	196	2,603	4,653

Cash outflows	-	(1,241)	(135)	(191)	(134)	(194)	(2,450)	(4,345)

Net settled

Cash inflows	-	582	425	380	323	286	6,587	8,583

Cash outflows	-	(475)	(360)	(323)	(259)	(246)	(11,644)	(13,308)

1
Derivatives includes all financial derivatives regardless whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.

								2023

Maturity analysis relating to derivatives 1 (Undiscounted contractual cash flows)	On demand	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yrs amount	Total amount

Gross settled

Cash inflows	-	9,757	170	171	202	145	2,560	13,004

Cash outflows	-	(9,710)	(121)	(134)	(191)	(134)	(2,458)	(12,748)

Net settled

Cash inflows	-	282	253	260	286	341	7,509	8,930

Cash outflows	-	(560)	(224)	(244)	(266)	(271)	(12,248)	(13,813)

1
Derivatives includes all financial derivatives regardless whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.

Debt securities [member]
Statement [LineItems]
Summary of Credit Risk Exposure	The following table contains an analysis of Aegon’s credit risk exposure for debt instruments for which an ECL allowance is recognized.
Summary of Reconciliation of Changes in Loss Allowance

	2024

	ECL staging

	Stage 1	Stage 2	Stage 3

Debt securities	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Loss allowance on January 1	(147)	(25)	(64)	(2)	(238)

Transfers:

- Transfer from Stage 1 to Stage 2	4	(4)	-	-	-

- Transfer from Stage 1 to Stage 3	1	-	(1)	-	-

- Transfer from Stage 2 to Stage 1	(5)	5	-	-	-

- Transfer from Stage 2 to Stage 3	-	12	(12)	-	-

- Transfer from Stage 3 to Stage 2	-	(4)	4	-	-

Impact on year-end ECL of exposures transferred between stages during the year	2	(7)	(50)	-	(54)

Financial assets derecognized during the period	18	3	35	-	56

New financial assets originated or purchased	(38)	(2)	(2)	-	(42)

Change in models	(12)	(16)	(14)	(2)	(45)

Net exchange differences	(11)	(2)	(6)	-	(20)

Loss allowance on December 31	(187)	(41)	(108)	(4)	(341)

	2023

		ECL staging

	Stage 1	Stage 2	Stage 3

Debt securities	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Loss allowance on January 1	(156)	(32)	(86)	(1)	(276)

Transfers:

- Transfer from Stage 1 to Stage 2	2	(2)	-	-	-

- Transfer from Stage 1 to Stage 3	2	-	(2)	-	-

- Transfer from Stage 2 to Stage 1	(3)	3	-	-	-

- Transfer from Stage 2 to Stage 3	-	3	(3)	-	-

- Transfer from Stage 3 to Stage 2	-	(4)	4	-	-

- Transfer from Stage 3 to Stage 1	(39)	-	39	-	-

Impact on year-end ECL of exposures transferred between stages during the year	36	(2)	(39)	-	(5)

Financial assets derecognized during the period	26	3	44	-	73

New financial assets originated or purchased	(16)	(1)	(9)	-	(26)

Change in models	(5)	6	(14)	(1)	(13)

Net exchange differences	5	1	2	-	9

Loss allowance on December 31	(147)	(25)	(64)	(2)	(238)

Summary of Changes in the Gross Carrying Amount / Market Value of the Financial Assets

	2024

	ECL staging

	Stage 1	Stage 2	Stage 3

Debt securities	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Gross carrying amount on January 1	46,461	357	325	100	47,242

Transfers:	-	-	-	-	-

- Transfer from Stage 1 to Stage 2	(200)	200	-	-	-

- Transfer from Stage 1 to Stage 3	(10)	-	10	-	-

- Transfer from Stage 2 to Stage 3	-	(48)	48	-	-

- Transfer from Stage 3 to Stage 2	-	7	(7)	-	-

- Transfer from Stage 2 to Stage 1	150	(150)	-	-	-

- Transfer from Stage 3 to Stage 1	2	-	(2)	-	-

Financial assets derecognized during the period other than write-offs	(5,201)	(69)	(102)	(21)	(5,394)

New financial assets originated or purchased	8,421	21	(9)	-	8,434

Modification of contractual cash flows of financial assets	-	-	-	-	-

Unrealized gains/losses through equity	(1,294)	(7)	(17)	(10)	(1,329)

Amortizations through income statement	94	1	27	17	138

Movements related to fair value hedges	(2)	-	-	-	(2)

Net exchange differences	3,154	22	19	6	3,201

Other movements	(1)	0	(1)	(0)	(2)

Transfer to/from other headings	(45)	2	-	-	(43)

Gross carrying amount on December 31	51,529	335	291	92	52,247

Expected credit losses on December 31	(187)	(41)	(108)	(4)	(341)

			2023

	ECL staging

	Stage 1	Stage 2	Stage 3

Debt securities	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Gross carrying amount on January 1	50,666	413	403	125	51,607

Transfers:

- Transfer from Stage 1 to Stage 2	(80)	80	-	-	-

- Transfer from Stage 1 to Stage 3	(45)	-	45	-	-

- Transfer from Stage 2 to Stage 3	-	(23)	23	-	-

- Transfer from Stage 3 to Stage 2	-	6	(6)	-	-

- Transfer from Stage 2 to Stage 1	76	(76)	-	-	-

- Transfer from Stage 3 to Stage 1	59	-	(59)	-	-

Financial assets derecognized during the period other than write-offs	(7,836)	(83)	(111)	(27)	(8,057)

New financial assets originated or purchased	3,672	37	22	-	3,731

Modification of contractual cash flows of financial assets	-	-	-	-	-

Unrealized gains/losses through equity	1,488	16	1	(10)	1,495

Amortizations through income statement	113	-	19	17	148

Net exchange differences	(1,637)	(13)	(12)	(4)	(1,666)

Other movements	(9)	-	-	-	(9)

Transfer to/from other headings	(6)	-	-	-	(6)

Gross carrying amount on December 31	46,461	357	325	100	47,242

Expected credit losses on December 31	(147)	(25)	(64)	(2)	(237)

Mortgage loans [member]
Statement [LineItems]
Summary of Credit Risk Exposure
Cash collateral for mortgage loans includes the savings that have been received to redeem the underlying mortgage loans at redemption date. These savings are part of the credit side of the statement of financial position but reduce the credit risk for the mortgage loan as a whole.

	2024					2023

	ECL staging					ECL staging

	Stage 1	Stage 2	Stage 3			Stage 1	Stage 2	Stage 3

Loans at amortized cost	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Purchased credit impaired	Total	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Purchased credit impaired	Total

Internal grade 1	977	35	-	-	1,013	947	-	-	-	947

Internal grade 2	4,410	11	-	-	4,421	3,929	2	-	-	3,930

Internal grade 3	4,539	-	7	-	4,546	4,460	24	-	-	4,485

Internal grade 4	644	10	-	-	654	778	7	-	-	785

Internal grade 5	4	78	-	-	81	33	2	-	-	35

Internal grade 6	-	-	-	-	-	-	-	-	-	-

Internal grade 7 or lower	-	-	-	-	-	-	-	-	-	-

Gross carrying amount	10,573	135	7	-	10,716	10,147	35	-	-	10,183

Expected credit loss	(38)	(75)	(5)	-	(118)	(24)	(1)	-	-	(26)

Total	10,535	60	2	-	10,598	10,123	33	-	-	10,156

Summary of Changes in the Gross Carrying Amount / Market Value of the Financial Assets

	2024

	ECL staging

	Stage 1	Stage 2	Stage 3

Loans	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Gross carrying amount on January 1	10,147	35	-	-	10,182

Transfers:

- Transfer from Stage 1 to Stage 2	(162)	162	-	-	-

- Transfer from Stage 1 to Stage 3	(7)	-	7	-	-

- Transfer from Stage 2 to Stage 1	75	(75)	-	-	-

Financial assets derecognized during the period other than write-offs	(633)	(69)	-	-	(702)

New financial assets originated or purchased	483	76	-	-	559

Realized gains and losses through income statement	3	1	-	-	4

Net exchange differences	667	7	-	-	674

Other movements	(1)	(1)	-	-	(1)

Gross carrying amount on December 31	10,574	135	7	-	10,716

(-) Expected credit losses on December 31	(38)	(75)	(5)	-	(118)

Net carrying amount on December 31	10,536	60	2	-	10,598

	2023

	ECL staging

	Stage 1	Stage 2	Stage 3

Loans	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Gross carrying amount on January 1	10,416	2	-	-	10,418

Transfers:

- Transfer from Stage 1 to Stage 2	(39)	39	-	-	-

Financial assets derecognized during the period other than write-offs	(566)	(5)	-	-	(571)

New financial assets originated or purchased	691	-	-	-	691

Net exchange differences	(354)	(1)	-	-	(355)

Gross carrying amount on December 31	10,147	35	-	-	10,182

(-) Expected credit losses on December 31	(24)	(1)	-	-	(26)

Net carrying amount on December 31	10,123	33	-	-	10,156